Promissory Notes	6 Months Ended
Sep. 30, 2025
Promissory Notes [Abstract]
Promissory Notes

10. Promissory Notes

As at April 1, 2024, the Company had the following unsecured convertible promissory notes which bore no interest:

-	An unsecured convertible promissory note to Psyence Group Inc. (the “PGI Note”), in the principal amount of $1,460,657 which was payable on January 25, 2025. This note was convertible into shares at the option of Psyence Group Inc.

-	An unsecured convertible promissory note to the NCAC Sponsor (the “NCAC Note”), in the principal amount of $1,615,501, which was payable on January 25, 2025. This note was convertible into shares at the option of NCAC Sponsor.

Both notes were designated at FVTPL due to the embedded conversion features, as the conversion prices were not fixed.

As at April 1, 2024, the fair value of the PGI Note was $1,316,236 and the NCAC note was $1,474,256.

NCAC Note: On September 30, 2024, the Company entered into Debt for Equity Exchange Agreement with NCAC Sponsor pursuant to which the Company issued 5,405 of common shares to extinguish the outstanding balance of NCAC Note, representing a conversion price of $298.88 per share.

In accordance with the Debt for Equity Exchange Agreements, as amended, the Company had to issue additional shares to NCAC Sponsor if the Company’s volume weighted average share price for the 10 days prior to November 26, 2024 was lower than $298.88 per share (“NCAC make whole payment”). The fair value of the NCAC make whole payment was measured using Monte Carlo pricing model and was estimated at $1,252,864 on September 30, 2024.

In December 2024, the Company issued 46,870 common shares to extinguish the NCAC make whole payment.

PGI Note: On September 30, 2024, the Company entered into Debt for Equity Exchange Agreement with PGI pursuant to which the Company issued 3,473 of common shares to extinguish $1,307,960 of PGI Note, representing a conversion price of $298.88 per share.

On October 25, 2024, the Company entered into Debt for Equity Exchange Agreement with PGI pursuant to which the Company issued 1,414 of common shares to extinguish the remaining balance of PGI Note representing, a conversion price of $298.88 per share.

In accordance with the Debt for Equity Exchange Agreements entered into on September 30, 2024 and October 25, 2024, as amended, the Company would need to issue additional shares to PGI if the Company’s volume weighted average share price for the 10 days prior to November 26, 2024 is lower than $298.88 per share (“PGI make whole payment”). The fair value of the PGI make whole payment was measured using Monte Carlo pricing model and was estimated at $804,965 on September 30, 2024.

In December 2024, the Company issued 42,378 common shares to extinguish the PGI make whole payment.

Fair Value Adjustments: During the three and six months ended September 30, 2024, a total fair value gain of $101,708 (September 30, 2025 - $nil) was recognized in relation to the promissory notes and their conversions.

The fair value of the notes was calculated using a credit adjusted market borrowing rate.